Commitments - Minimum Future Payments Under Leases (Detail) $ in Thousands	Mar. 25, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 14,924
2019	14,515
2020	14,221
2021	12,674
2022	12,145
Thereafter	42,799
Operating Leases, Future Minimum Payments Due, Total	$ 111,278